Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired during Fiscal 2014 (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended		0 Months Ended
	Jan. 31, 2014	Dec. 23, 2013	Dec. 20, 2013	May 02, 2013	Jan. 31, 2015	Jan. 31, 2013
Allocated to:
Goodwill	$ 111,179				$ 147,440	$ 88,297
Impatex [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	2,495
Impatex [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	3,207
Impatex [Member]
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	8,175	8,200
Net working capital adjustments receivable	(209)
	7,966
Allocated to:
Current assets, excluding cash acquired	524
Capital assets	109
Deferred income tax assets	11
Current liabilities	(300)
Deferred revenue	(441)
Deferred income tax liability	(1,140)
Net tangible liabilities assumed	(1,237)
Goodwill	3,501
	7,966
Compudata [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	11,910
Compudata [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	23
Compudata [Member]
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	18,143		18,100
Net working capital adjustments receivable	(71)
	18,072
Allocated to:
Current assets, excluding cash acquired	1,793
Capital assets	24
Current liabilities	(934)
Deferred revenue	(21)
Deferred income tax liability	(2,924)
Net tangible liabilities assumed	(2,062)
Goodwill	8,201
	18,072
KSD [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	17,500
KSD [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	8,300
KSD [Member]
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	32,419			32,400
Net working capital adjustments receivable	(2,213)
	30,206
Allocated to:
Current assets, excluding cash acquired	4,174
Capital assets	67
Deferred income tax assets	863
Current liabilities	(3,904)
Deferred revenue	(3,004)
Deferred income tax liability	(6,720)
Debt	(894)
Net tangible liabilities assumed	(9,418)
Goodwill	13,824
	30,206
2014 Acquisitions [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	31,905
2014 Acquisitions [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	11,507
2014 Acquisitions [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	23
2014 Acquisitions [Member]
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	58,737
Net working capital adjustments receivable	(2,493)
	56,244
Allocated to:
Current assets, excluding cash acquired	6,491
Capital assets	200
Deferred income tax assets	874
Current liabilities	(5,138)
Deferred revenue	(3,466)
Deferred income tax liability	(10,784)
Debt	(894)
Net tangible liabilities assumed	(12,717)
Goodwill	25,526
	$ 56,244